Filed Pursuant to Rule 497(e)
File Nos. 333-195493; 811-22961
Astoria Dynamic Core US Fixed Income ETF (AGGA)
(the “Fund’)
August 1, 2025
Supplement to the Summary Prospectus dated July 2, 2025
In a transaction that closed July 31, 2025, Beacon Capital Management, Inc. (“Beacon”) acquired Astor Investment Management LLC (“Astor”), a sub-adviser to the Fund (the “Transaction”). At the recommendation of the Fund’s investment adviser, the Trust’s Board of Trustees (the “Board”) approved a new sub-advisory agreement for the Fund with Beacon, pursuant to which Beacon will join Astoria Portfolio Advisors, LLC in serving as a sub-adviser to the Fund, effective August 1, 2025.
Pursuant to an Exemptive Order issued by the U.S. Securities and Exchange Commission, the Fund’s investment adviser may enter into new sub-advisory agreements on behalf of the Fund without shareholder approval upon the approval of the Board. Accordingly, effective August 1, 2025, all references in the Summary Prospectus to Astor are replaced with Beacon.
In conjunction with this change, the following Beacon personnel will join the Fund’s current portfolio managers, John Davi and John “Jan” Eckstein, as portfolio managers: Bryan Novak, Investment Consultant & Investment Committee Member; John Osier, Senior Portfolio Strategist; and Pedro Regalado, Senior Portfolio Analyst.
Additionally, effective August 18, 2025, the Fund’s name will change to EA Astoria Dynamic Core US Fixed Income ETF.

If you have any questions, please call (215) 330-4476.
Please retain this Supplement for future reference.

Astoria Dynamic Core US Fixed Income ETF (AGGA)
(the “Fund’)
August 1, 2025
Supplement to the Prospectus and Statement of Additional Information (“SAI”),
each dated April 25, 2025, as previously supplemented
In a transaction that closed July 31, 2025, Beacon Capital Management, Inc. (“Beacon”) acquired Astor Investment Management LLC (“Astor”), a sub-adviser to the Fund (the “Transaction”). At the recommendation of the Fund’s investment adviser, the Trust’s Board of Trustees (the “Board”) approved a new sub-advisory agreement for the Fund with Beacon, pursuant to which Beacon will join Astoria Portfolio Advisors, LLC in serving as a sub-adviser to the Fund, effective August 1, 2025.
Pursuant to an Exemptive Order issued by the U.S. Securities and Exchange Commission, the Fund’s investment adviser may enter into new sub-advisory agreements on behalf of the Fund without shareholder approval upon the approval of the Board. Accordingly, effective August 1, 2025, all references in the Summary Prospectus to Astor are replaced with Beacon.
In conjunction with this change, the following Beacon personnel will join the Fund’s current portfolio managers, John Davi and John “Jan” Eckstein, as portfolio managers: Bryan Novak, Investment Consultant & Investment Committee Member; John Osier, Senior Portfolio Strategist; and Pedro Regalado, Senior Portfolio Analyst.
Additionally, effective August 18, 2025, the Fund’s name will change to EA Astoria Dynamic Core US Fixed Income ETF.
Changes to the Fund’s Management — Sub-Adviser
The section entitled “Fund Management — Investment Sub-Advisers — Astor Investment Management, LLC (Astoria Dynamic Core US Fixed Income ETF only)” of the Prospectus and the section entitled “Investment Management and Other Services— Investment Sub-Advisers — Astor Investment Management, LLC (Astoria Dynamic Core US Fixed Income ETF only)” of the SAI are deleted in their entirety and replaced with the following:
Beacon Capital Management, Inc. (Astoria Dynamic Core US Fixed Income ETF only)
Astoria has retained Beacon Capital Management, Inc. (“Beacon”), an investment adviser registered with the SEC under the Advisers Act, to provide sub-advisory services to the Astoria Dynamic Core US Fixed Income ETF. Beacon has its principal offices located at 7777 Washington Village Drive, Suite 280, Dayton, OH 45459. Beacon was formed in 2000 and specializes in providing proprietary strategies primarily to separately managed accounts, registered investment companies, and unified managed accounts. Beacon is controlled by Sammons Financial Group, the principal shareholder of Beacon, which owns a controlling interest in Beacon.
Subject to the supervision and oversight of Astoria, the Adviser, and the Board, and pursuant to an Investment Sub-Sub-Advisory Agreement between Astoria and Beacon (the “Beacon Sub-Advisory Agreement”), Beacon is responsible for researching, analyzing, and recommending securities to be purchased by the Fund in collaboration with Astoria.
Pursuant to the Beacon Sub-Advisory Agreement, Astoria pays Beacon a monthly fee of 45% of Astoria’s net revenue with respect to services provided to the Fund.
The new section of the SAI entitled “Investment Management and Other Services— Investment Sub-Advisers — Beacon Capital Management, Inc (Astoria Dynamic Core US Fixed Income ETF only)” (above) is supplemented with the following:
The Beacon Sub-Sub-Advisory Agreement was approved by the Trustees (including all the Independent Trustees) in compliance with the 1940 Act. The Beacon Sub-Sub-Advisory Agreement will continue in force for an initial period of two years. Thereafter, the Beacon Sub-Sub-Advisory Agreement is renewable from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person (or virtually if then-permitted) at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding Shares.

The Beacon Sub-Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by vote of a majority of the Board or, with respect to the Fund, by a majority of the outstanding Shares of the Fund, upon 60 days’ written notice to the Adviser, Astoria and Beacon, or by Astoria or Beacon on 60 days’ written notice to the Adviser, the Trust and the other party. The Beacon Sub-Sub-Advisory Agreement provides that Beacon shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.
The following table summarizes the affiliated persons of the Fund that are also affiliated persons of Beacon.

NAME	AFFILIATION WITH FUND	AFFILIATION WITH SUB-ADVISER
John “Jan” Eckstein	Portfolio Manager	Assistant Vice President, Portfolio Design
Bryan Novak	Portfolio Manager	Investment Consultant & Investment Committee Member
John Osier	Portfolio Manager	Senior Portfolio Strategist
Pedro Regalado	Portfolio Manager	Senior Portfolio Analyst
Astoria has not paid management fees to Beacon as of August 1, 2025.
Changes to the Fund’s Portfolio Managers
The following supplements the section entitled “Portfolio Managers” of the Prospectus:
Bryan Novak is an Investment Consultant & Investment Committee Member at Beacon. Prior to his role at Beacon, Mr. Novak served in several roles at Astor Investment Management LLC (“Astor”) from 2002-2025, most recently as CEO. Prior to Astor, Mr. Novak was an equity options trader for Second City Trading, LLC at the CBOE in Chicago. He has been quoted by numerous financial media outlets and is a regular panelist at ETF industry events. Mr. Novak earned his Bachelor of Science in Financial Management from the Ohio State University.
John Osier is a Senior Portfolio Strategist at Beacon. Mr. Osier has served in this role since 2025. Prior to joining Beacon, Mr. Osier was a portfolio analyst and portfolio manager at Sammons Financial Group Companies from 2022-2025. Before that role, Mr. Osier managed corporate credit exposure in insurance portfolios at EMC Insurance Companies from 2013-2022. Mr. Osier received his MBA in Finance from the University of Iowa. Mr. Osier is also a Chartered Financial Analyst.
Pedro Regalado is a Senior Portfolio Analyst at Beacon. Mr. Regalado has served in this role since 2024. Prior to joining Beacon, Mr. Regalado served as the Vice President of Institutional Banking at The Bancorp from 2013-2023. Mr. Regalado received his Bachelor’s degree in Business from Iona University. He is a Certified Investment Management Analyst (CIMA) and is pursuing CFA Level III.
The following supplements the information in the “Portfolio Managers” section of the SAI.
The following table shows the number of other accounts managed by the portfolio managers and the reporting information is provided as of July 28, 2025:

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (millions)	Total Number of Accounts with Performance Based Fees	Total Assets of Accounts with Performance Based Fees (millions)
Bryan Novak
Registered Investment Companies	2	$84	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	426	$105	0	$0

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (millions)	Total Number of Accounts with Performance Based Fees	Total Assets of Accounts with Performance Based Fees (millions)
John Osier
Registered Investment Companies	2	$54	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	12,674	$2,192	0	$0
Pedro Regalado
Registered Investment Companies	2	$54	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	12,674	$2,192	0	$0
The following table provides the dollar range of equity securities beneficially owned by each portfolio manager in the Fund as of July 28, 2025:

Portfolio Manager	ETFs Managed by Portfolio Manager	Dollar Range of Equity Securities Owned
Bryan Novak	Astoria Dynamic Core US Fixed Income ETF	$0
John Osier	Astoria Dynamic Core US Fixed Income ETF	$0
Pedro Regalado	Astoria Dynamic Core US Fixed Income ETF	$0

If you have any questions, please call (215) 330-4476.
Please retain this Supplement for future reference.
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